LEASES (Tables)	12 Months Ended
Dec. 31, 2025
LEASES
Schedule of right of use assets

	1 January		31 December
	2025	Additions	2025

Cost:
Buildings	3,585,314	868,345	4,453,659
Furniture and fixtures	1,077,529	351,489	1,429,018
Software and rights	324,881	52,688	377,569
Vehicles	937,694	128,549	1,066,243

Total	5,925,418	1,401,071	7,326,489

Accumulated amortization:
Buildings	(2,429,989)	(634,923)	(3,064,912)
Furniture and fixtures	(877,642)	(97,936)	(975,578)
Software and rights	(285,285)	(10,556)	(295,841)
Vehicles	(631,209)	(154,933)	(786,142)

Total	(4,224,125)	(898,348)	(5,122,473)

Net book value	1,701,293		2,204,016

	1 January			31 December
	2024	Additions	Disposals	2024

Cost:
Buildings	2,562,075	1,023,239	—	3,585,314
Furniture and fixtures	1,083,058	—	(5,529)	1,077,529
Software and rights	324,881	—	—	324,881
Vehicles	633,503	304,191	—	937,694

Total	4,603,517	1,327,430	(5,529)	5,925,418

Accumulated amortization:
Buildings	(1,997,803)	(432,186)	—	(2,429,989)
Furniture and fixtures	(733,343)	(148,548)	4,249	(877,642)
Software and rights	(276,018)	(9,267)	—	(285,285)
Vehicles	(527,623)	(103,586)	—	(631,209)

Total	(3,534,787)	(693,587)	4,249	(4,224,125)

Net book value	1,068,730			1,701,293

Schedule of lease liabilities

	2025	2024

Short-term lease liabilities	1,050,937	535,459
Long-term lease liabilities	778,337	764,000

	1,829,274	1,299,459